Stock-Based Compensation (Details 3) - Restricted stock awards - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Number of Shares
Unvested, Balance at the beginning	900,000	0
Granted	0	2,500,000
Released	(450,000)	(1,600,000)
Unvested, Balance at the ending	450,000	900,000
Weighted Average Grant Date Fair Value
Unvested, Balance at the beginning	$ 0.19	$ 0.00
Granted	0	0.19
Released	0.19	0.19
Unvested, Balance at the ending	$ 0.19	$ 0.19
Omnibus Incentive Plan 2014
Number of Shares
Unvested, Balance at the beginning	643,501	1,050,000
Granted		643,501
Released		(1,050,000)
Unvested, Balance at the ending		643,501
Weighted Average Grant Date Fair Value
Unvested, Balance at the beginning	$ 0.26	$ 0.75
Granted		0.26
Released		0.75
Unvested, Balance at the ending		$ 0.26